Consolidated Statements of Changes in Equity - USD ($)	Total	Ordinary Shares	Capital Surplus	Capital Surplus Ordinary Shares	Capital Surplus Share Options Reserve	Capital Surplus Other	Accumulated Deficits	Unrealised Valuation Loss on Financial Assets at Fair Value Through Other Comprehensive Income	Non-controlling Interests
Beginning balance at Dec. 31, 2018	$ 30,618,033	$ 51,627,219	$ 111,459,672	$ 105,143,362	$ 6,316,310		$ (132,468,858)
Beginning balance, shares at Dec. 31, 2018		160,248,940
Issuance of new share capital	14,733,015	$ 9,660,993	5,072,022	5,072,022
Issuance of new share capital, shares		29,466,030
Transaction costs attributable to the issuance of ordinary shares	(1,444,791)		(1,444,791)	(1,444,791)
Issuance of ordinary shares under employee share option plan/Exercise of employee share options (Note 20)	24,000	$ 78,632	(54,632)	29,598	(84,230)
Issuance of ordinary shares under employee share option plan/Exercise of employee share options (Note 20), share		240,000
Recognition of employee share options by the Company (Note 19)	42,511		42,511		42,511
Changes in percentage of ownership interests in subsidiary (Note 9)			1,376,349			$ 1,376,349			$ (1,376,349)
Equity component of long-term debt borrowed by the Company	44,579		44,579			44,579
Net loss	(47,065,537)						(47,015,967)		(49,570)
Other comprehensive loss, net of income tax	(55,084)							$ (55,084)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(47,120,621)						(47,015,967)	(55,084)	(49,570)
Net increase in non-controlling interests	2,500,000								2,500,000
Ending balance at Dec. 31, 2019	(603,274)	$ 61,366,844	116,495,710	108,800,191	6,274,591	1,420,928	(179,484,825)	(55,084)	1,074,081
Ending balance, shares at Dec. 31, 2019		189,954,970
Issuance of new share capital	7,643,240	$ 459,393	7,183,847	7,183,847
Issuance of new share capital, shares		19,720,500
Transaction costs attributable to the issuance of ordinary shares	(229,297)		(229,297)	(229,297)
Recognition of employee share options by the Company (Note 19)	132,200		132,200		132,200
Net loss	(16,971,289)						(16,197,889)		(773,400)
Other comprehensive loss, net of income tax	(123,864)							(123,864)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(17,095,153)						(16,197,889)	(123,864)	(773,400)
Ending balance at Dec. 31, 2020	(10,152,284)	$ 61,826,237	123,582,460	115,754,741	6,406,791	1,420,928	(195,682,714)	(178,948)	300,681
Ending balance, shares at Dec. 31, 2020		209,675,470
Issuance of new share capital	101,555,708	$ 1,167,371	100,388,337	100,388,337
Issuance of new share capital, shares		136,412,540
Transaction costs attributable to the issuance of ordinary shares	(4,576,671)		(4,576,671)	(4,576,671)
Issuance of ordinary shares under employee share option plan/Exercise of employee share options (Note 20)	221,710	$ 5,900	215,810	726,976	(511,166)
Issuance of ordinary shares under employee share option plan/Exercise of employee share options (Note 20), share		590,000
Recognition of employee share options by the Company (Note 19)	2,428,128		2,428,128		2,428,128
Warrants exercised	825,800	$ 20,454	805,346	805,346
Warrants exercised, shares		2,045,355
Non-controlling interests derecognised due to dilution of subsidiary	(31,717)								(31,717)
Other comprehensive income due to dilution of subsidiary	(1,376,349)		(1,376,349)			(1,376,349)
Net loss	(31,590,582)						(31,321,618)		(268,964)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(31,590,582)						(31,321,618)		$ (268,964)
Ending balance at Dec. 31, 2021	$ 57,303,743	$ 63,019,962	$ 221,467,061	$ 213,098,729	$ 8,323,753	$ 44,579	$ (227,004,332)	$ (178,948)
Ending balance, shares at Dec. 31, 2021		348,723,365